JPMorgan Tax Aware Real Return Fund Annual Fund Operating Expenses - A C I Shares [Member] - JPMorgan Tax Aware Real Return Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	2/28/27
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Component2 Other Expenses	0.25%
Component3 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.40%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.31%)	[1]
Net Expenses (as a percentage of Assets)	0.70%	[1]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.75%
Component2 Other Expenses	0.25%
Component3 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.42%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.53%
Fee Waiver or Reimbursement	(0.33%)	[1]
Net Expenses (as a percentage of Assets)	1.20%	[1]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.25%
Component3 Other Expenses	0.14%
Other Expenses (as a percentage of Assets):	0.39%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.30%)	[1]
Net Expenses (as a percentage of Assets)	0.45%	[1]

[1]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.70%, 1.20% and 0.45% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 2/28/27, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.